SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,671,563	$ 1,314,324
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 12,135